Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles	12 Months Ended
Dec. 31, 2023
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

23.   Summary of significant differences between accounting principles followed by the Company and U.S. generally accepted accounting principles (U.S. GAAP)

The Company’s financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 24 and are principally related to the items discussed in the following paragraphs:

(a)	Stripping Cost

Under IFRS, the production stripping costs can be incurred both in relation to the production of inventory in that period and the creation of improved access and mining flexibility in relation to ore to be mined in the future. The waste removal cost is included as part of the cost of inventory, while the production stripping costs are capitalized as a stripping activity asset, if certain criteria are met, and amortized based on proved and probable reserves of each ore body (component) identified in the open pit. See note 2b.

Under U.S. GAAP, the costs of clearing removal (production stripping costs) incurred during the production stage are recorded as part of the production cost of inventories; accordingly, such costs are recorded on the income statement at an earlier time than under IFRS.

(b)	Inventories

Under IFRS, the inventory costs include the amortization of production-stripping costs. Also, inventories are valued using the weighted average method and includes the stripping activity asset and worker’s profit sharing.

Under U.S. GAAP, the inventory cost excludes the amortization of production-stripping cost and the inventories are determined using the Last-In-First-Out (LIFO) method.

(c)	Deferred workers’ profit sharing

Under IFRS, the workers’ profit sharing is calculated based on the Company’s taxable income and is recorded as an employee benefit (cost of production or administrative expense, depending on the function of the workers).

Under US GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit sharing resulting from the taxable and deductible temporary differences.

(d)	Deferred income tax –

The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences.

(e)	Remediation and mine closure –

Under IFRS, the liability is measured in accordance with IAS 37 and IFRIC 1. Upward and downward revisions in the amount of undiscounted estimated cash flows are discounted using the current market-based discount rate (this includes changes in the time value of money and the risks specific to the liability).

Under IFRS, the Company updates the discount rate used to discount its liability at the closing date, this change in the discount rate has an impact (increase/decrease) on the book value of the asset retirement cost (ARC) and the remediation liability.

Under U.S. GAAP, upward revisions in the amount of undiscounted estimated cash flows are discounted using the current credit-adjusted risk-free rate. Downward revisions in the amount of undiscounted estimated cash flows are discounted using the credit-adjusted risk-free rate that existed when the original liability was recognized.

Under U.S. GAAP, there is no requirement to update the discount rate.

(f)	Mine equipment main components -

Under IFRS, in accordance with IAS 16, the main components associated with mine equipment (primarily engines) are capitalized and depreciated based on the estimated useful lives.

Under U.S. GAAP, the Company’s policy is that those components are charged directly to the statement of comprehensive income at the time are utilized.

(g)	Water truck conversion

Under IFRS, in accordance with IAS 16, the conversion of truck into water truck are capitalized.

Under U.S. GAAP, the Company’s policy is that those conversion costs are treated as operating expense and charged directly to the statement of comprehensive income at the time are performed.